Organization and Principal Activities - Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Organization and Reorganization
Place and year of incorporation	incorporation
Principal activities	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd ("Guangzhou Lizhi")
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2007
Principal activities	Audio entertainment and podcast business
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Huanliao Network Technology Co., Ltd. ("Guangzhou Huanliao")
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2016
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Wuhan Lizhi Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Wuhan, China Y2017
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Wuhan Yuyinliaorao Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation	Wuhan, China Y2019
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Beijing Guoyin Network Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation	Beijing, China Y2020
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Hainan Kuangyin Network Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation	Hainan, China Y2021
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Lizhi Inc. ("Lizhi BVI")
Organization and Reorganization
Place and year of incorporation	British Virgin Islands, Y2010
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Lizhi Holding Limited ("Lizhi HK")
Organization and Reorganization
Place and year of incorporation	Hong Kong, China Y2010
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Beijing Hongyiyichuang Information Technology Co., Ltd ("Hongyi Technology")
Organization and Reorganization
Place and year of incorporation	Beijing, China Y2011
Principal activities	Technical support and consulting services, advertising service
Percentage of direct or indirect economic ownership	100.00%
Tiya Inc. ("Tiya Cayman")
Organization and Reorganization
Place and year of incorporation	Cayman Islands, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
VOCAL BEATS Inc. ("Vocal Beats")
Organization and Reorganization
Place and year of incorporation	British Virgin Islands, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	68.50%
TIYA INC ("Tiya BVI")
Organization and Reorganization
Place and year of incorporation	British Virgin Islands, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Tiya Holding Limited ("Tiya HK")
Organization and Reorganization
Place and year of incorporation	Hong Kong, China Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
TIYA PTE. LTD.
Organization and Reorganization
Place and year of incorporation	Singapore Y2019
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	100.00%
NASHOR PTE. LTD.
Organization and Reorganization
Place and year of incorporation	Singapore Y2019
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
Vocalbeats CO., LTD. (Formerly known as TIYA CO., LTD.)
Organization and Reorganization
Place and year of incorporation	Japan Y2022
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
FUNAGE FZ-LLC
Organization and Reorganization
Place and year of incorporation	UAE Y2022
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
SONICO SDN. BHD.
Organization and Reorganization
Place and year of incorporation	Malaysia Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	68.50%
Guangzhou Tiya Information Technology Co., Ltd. ("Guangzhou Tiya")
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2019
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Tiya Inc. ("Tiya USA")
Organization and Reorganization
Place and year of incorporation	USA Y2020
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	100.00%
Guangzhou QingYin Information Technology Co., Ltd. ("Guangzhou QingYin")
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Yuyin Information Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	68.50%
Guangzhou Yuechuang Information Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation	Guangzhou, China Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%